Document and entity information	12 Months Ended
Dec. 31, 2011
Document Information
Document Type	20-F
Document period end date	Dec 31, 2011
Amendment flag	false
Document Period Focus	2011
Document Fiscal Period Focus	FY
Entity Information
Current fiscal year end date	--12-31
Entity central index key	0001434754
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SAFE BULKERS, INC.
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding	70,891,916

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 28,121	$ 65,335
Time deposits - short term		35,080
Accounts receivable trade	5,550	1,285
Due from Manager	24
Inventories	2,653	1,417
Prepaid expenses and other current assets	1,611	1,159
Total current assets	37,959	104,276
FIXED ASSETS:
Vessels, net	655,356	541,244
Advances for vessel acquisition and vessels under construction	122,307	99,014
Total fixed assets	777,663	640,258
OTHER NON CURRENT ASSETS:
Deferred finance charges, net	6,226	930
Restricted cash	5,423	5,423
Derivative assets		4,485
Long-term investment	50,000	50,000
Total assets	877,271	805,372
CURRENT LIABILITIES:
Current portion of long-term debt	18,486	27,674
Unearned revenue	23,211	10,685
Trade accounts payable	1,183	1,470
Accrued liabilities	6,556	5,903
Derivative liability	2,237	6,802
Due to Manager		449
Total current liabilities	51,673	52,983
Derivative liabilities	10,130	9,787
Long-term debt, net of current portion	465,805	467,070
Unearned revenue - Long-term	17,821	31,399
Total liabilities	545,429	561,239
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 65,876,507 and 70,891,916 issued and outstanding at December 31, 2010 and 2011, respectively	71	66
Additional paid in capital	114,918	75,166
Retained earnings	216,853	168,901
Total shareholders' equity	331,842	244,133
Total liabilities and shareholders' equity	$ 877,271	$ 805,372

Consolidated Balance Sheet (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares issued	70,891,916	65,876,507
Ordinary shares outstanding	70,891,916	65,876,507
Preference shares par value	$ 0.01	$ 0.01
Preference shares authorized	20,000,000	20,000,000

Consolidated Statemenets of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Revenues	$ 172,036	$ 159,698	$ 168,400
Commissions	(3,128)	(2,678)	(3,794)
Net Revenues	168,908	157,020	164,606
EXPENSES:
Voyage expenses	(1,987)	(610)	(577)
Vessel operating expenses	(26,066)	(23,128)	(19,628)
Depreciation	(23,637)	(19,673)	(13,893)
General and administrative expenses
-Management fee to related party	(6,026)	(4,880)	(4,436)
-Third party expenses	(2,463)	(2,138)	(2,610)
Early redelivery income, net	207	132	74,951
Loss on asset purchase cancellations			(20,699)
Gain on sale of assets		15,199
Operating income	108,936	121,922	177,714
OTHER (EXPENSE)/INCOME:
Interest expense	(5,250)	(6,423)	(10,342)
Other finance costs	(1,055)	(330)	(442)
Interest income	1,046	2,627	2,164
Loss on derivatives	(12,491)	(8,164)	(4,416)
Foreign currency gain/(loss)	(799)	281	838
Amortization and write-off of deferred finance charges	(653)	(266)	(106)
Net income	$ 89,734	$ 109,647	$ 165,410
Earnings per share in U.S.Dollars, basic and diluted	$ 1.29	$ 1.73	$ 3.03
Weighted Average Number of Shares, Basic and Diluted	69,463,093	63,300,466	54,510,587

Consolidated Statements of Shareholders Equity (USD $) In Thousands	Total	Common Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2008	$ (35,545)	$ 55	$ 30	$ (35,630)
Net income	165,410			165,410
Share based compensation	60		60
Dividends per share	(32,706)			(32,706)
Balance at Dec. 31, 2009	97,219	55	90	97,074
Net income	109,647			109,647
Issuance of common stock	74,967	11	74,956
Share based compensation	120		120
Dividends per share	(37,820)			(37,820)
Balance at Dec. 31, 2010	244,133	66	75,166	168,901
Net income	89,734			89,734
Issuance of common stock	39,637	5	39,632
Share based compensation	120		120
Dividends per share	(41,782)			(41,782)
Balance at Dec. 31, 2011	$ 331,842	$ 71	$ 114,918	$ 216,853

Consolidated Statements of Shareholders Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Common Stock Dividends Per Share Declared	$ 0.6	$ 0.6	$ 0.6

Consolidated Statemenets of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income	$ 89,734	$ 109,647	$ 165,410
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	23,637	19,673	13,893
Gain on sale of assets		(15,199)
Loss on asset purchase cancellations			20,395
Amortization and write-off of deferred finance charges	653	266	106
Unrealized foreign exchange (gain)		(326)	(1,028)
Unrealized (gain)/loss on derivatives	263	(4,508)	(3,729)
Share based compensation	120	120	60
Change in:
Accounts receivable trade	(4,265)	620	(1,377)
Due from Manager	(24)		112
Inventories	(1,236)	(172)	(56)
Accrued revenue		1,693	2,245
Prepaid expenses and other current assets	(452)	(37)	(408)
Due to Manager	(449)	430	19
Trade accounts payable	(287)	(1,198)	1,093
Accrued liabilities	547	(1,523)	1,396
Unearned revenue	(1,052)	8,661	13,207
Net Cash Provided by Operating Activities	107,189	118,147	211,338
Cash Flows from Investing Activities:
Vessel acquisitions including advances for vessels under construction	(160,969)	(192,418)	(131,474)
Proceeds from sale of assets		32,168
Acquisition of long term investments			(50,000)
Increase in restricted cash		(650)	(6,405)
Restricted cash released		6,382	32,629
Increase in bank time deposits		(86,548)	(78,147)
Maturity of bank time deposits	35,080	109,357	41,534
Net Cash Used in Investing Activities	(125,889)	(131,709)	(191,863)
Cash Flows from Financing Activities:
Proceeds from long-term debt	84,000	74,500	42,000
Principal payments of long-term debt	(94,453)	(50,992)	(38,026)
Dividends paid	(41,782)	(37,820)	(32,706)
Payment of deferred financing costs	(5,916)	(519)	(10)
Proceeds on issuance of common stock (net)	39,637	74,967
Net Cash (Used in)/Provided by Financing Activities	(18,514)	60,136	(28,742)
Net (decrease)/increase in cash and cash equivalents	(37,214)	46,574	(9,267)
Effect of exchange rate changes on cash		326
Cash and cash equivalents at beginning of year	65,335	18,435	27,702
Cash and cash equivalents at end of year	28,121	65,335	18,435
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	$ 5,050	$ 6,414	$ 13,695

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

Safe Bulkers, Inc. (“Safe Bulkers”) was formed on December 11, 2007, under the laws of the Republic of The Marshall Islands for the purpose of acquiring an ownership interest in 19 companies, each of which owned a newbuild drybulk vessel or was scheduled to acquire a newbuild drybulk vessel, all of which were under the common control of Polys Hajioannou and his family.

Safe Bulkers successfully completed its initial public offering (the “IPO”) on June 3, 2008 and its common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “SB.” Immediately prior to the completion of the IPO, the shares of the 19 subsidiaries were contributed to Safe Bulkers by Vorini Holdings, Inc. (“Vorini Holdings”), a Marshall Islands corporation controlled by Polys Hajioannou and his family, in exchange for the issuance of 54,500,000 shares, which represented 100% of the outstanding common stock of Safe Bulkers. This transaction is referred to as the “Reorganization.” Vorini Holdings sold 10,000,000 shares of common stock of Safe Bulkers in the IPO. Following the Reorganization and the IPO, Safe Bulkers became the owner of 100% of each of the 19 subsidiaries, and Vorini Holdings became the controlling shareholder of Safe Bulkers.

As of December 31, 2011, Safe Bulkers held 32 wholly-owned companies which are referred to herein as “Subsidiaries”, and which together owned and operated a fleet of 18 drybulk vessels, and which together were scheduled to acquire an additional 10 newbuilds (the “Newbuilds”).

The accompanying consolidated financial statements include the operations, assets and liabilities of Safe Bulkers and its Subsidiaries, using the historical carrying costs of the assets and the liabilities of the ship-owning companies listed below.

Subsidiary	Vessel Name	Type	Built
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(1)	Efrossini - (H 804)	Panamax	February 2012
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Staloudi Shipping Corporation (“Staloudi”)(1)	Stalo	Post—Panamax	January 2006
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post—Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post—Panamax	June 2007
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post—Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post—Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post—Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post—Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(2)	Venus Heritage	Post—Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(2)	Venus History	Post—Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(2)	Venus Horizon - (H 1594)	Post—Panamax	February 2012
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	TBN - H 616	Kamsarmax	1H 2012 (3)
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	TBN - H 631	Kamsarmax	1H 2012 (3)
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	TBN - H 617	Kamsarmax	1H 2012 (3)
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)	TBN - H 131	Capesize	2H 2012 (3)
Efragel Shipping Corporation (“Efragel”)(1)	TBN - H 1154	Panamax	1H 2014 (3)
-//-	Efrossini (hereinafter called ''Old Efrossini'')	Panamax	February 2003 (4)
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)	TBN - H 1659	Panamax	2H 2013 (3)
Shikokupente Shipping Inc. (“Shikokupente”)(2)	TBN - H 1660	Panamax	1H 2014 (3)
Shikokuexi Shipping Inc. (“Shikokuexi”)(2)	TBN - H 2396	Post—Panamax	2H 2014 (3)
Shikokuepta Shipping Inc. (“Shikokuepta”)(2),(5)	—	—	—
Maxtessera Shipping Corporation (“Maxtessera”)(2)	—	—	—
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	—	—	—
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)	—	—	—

(1) Incorporated under the laws of the Replublic of Liberia
(2) Incorporated under the laws of the Replublic of The Marshall Islands
(3) Estimated completion date for newbuild vessels
(4) Vessel sold in January 2010. Refer to Note 20.
(5) See Note 23(c).

Safe Bulkers and the Subsidiaries are collectively referred to in the notes to the consolidated financial statements as the “Company.”

The Company's principal business is the acquisition and operation of drybulk vessels. The Company's vessels operate worldwide, carrying drybulk cargo for the world's largest consumers of marine drybulk transportation services. Safety Management Overseas S.A., a company incorporated under the laws of the Republic of Panama (“Safety Management” or the “Manager”), a related party controlled by Polys Hajioannou, provides technical, commercial and administrative management services to the Company.

For the years ended December 31, 2009, 2010 and 2011, the following charterers individually accounted for more than 10% of the Company's charter revenues as follows:

	December 31,
	2009	2010	2011
A	56.59%	44.92%	48.17%
B	18.35%	18.78%	17.93%
C	—	12.67%	—

There are many charterers that are active in the market where the Company’s vessels are offered for charter, and management has determined that the concentration of its business with a limited number of customers does not pose a significant risk.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies:

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Safe Bulkers and its subsidiaries. All intra-group and intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (Loss): The Company follows the accounting guidance relating to Statement of Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity. The Company has no other comprehensive income/(loss) and accordingly comprehensive income/(loss) equals net income for the periods presented.

Foreign Currency Translation: The reporting and functional currency of the Company is the United States (“U.S.”) dollar or (“USD”). Transactions incurred in other currencies are translated into U.S. dollars using the exchange rates in effect at the time of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated to reflect the period end exchange rates. Resulting gains or losses from foreign currency transactions are recorded within Foreign currency gain/(loss) in the accompanying consolidated statements of income in the period in which they arise.

Cash and Cash Equivalents: Cash and cash equivalents consist of current, call, time deposits and certificates of deposit with original maturities of three months or less and which are not restricted for use or withdrawal.

Time Deposits: Time deposits are held with banks with original maturities longer than three months. In the event original maturities are shorter than twelve months, such deposits are classified as current assets; if original maturities are longer than twelve months, such deposits are classified as non-current assets.

Restricted Cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company's borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Accounts Receivable Trade: Accounts receivable trade reflects the receivables from time or voyage charters, net of an allowance for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No allowance for doubtful accounts was recorded for any of the periods presented.

Inventories: Inventories consist of bunkers and lubricants owned by the Company remaining on board the vessels at the end of each reporting period, which are stated at the lower of cost or market. Cost is determined using the first–in, first-out method.

Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct material expenses incurred upon acquisition (including improvements, on-site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage), less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels' cost. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.

Vessels' Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated residual value. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard.

Accounting for Special Survey and Drydocking Costs: Special survey and drydocking costs are expensed in the period incurred and are included in vessel operating expenses in the accompanying consolidated statements of income.

Repairs and Maintenance: All repair and maintenance expenses, including major overhauling and underwater inspection expenses, are expensed when incurred and are included in vessel operating expenses in the accompanying consolidated statements of income.

Impairment of Long-lived Assets: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statement of income. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated vessel operating costs are included in this analysis. No impairment loss was recorded during the years ended December 31, 2009, 2010 and 2011.

Assets Held for Sale: The Company may dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies assets as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are no longer depreciated once they meet the criteria of being held for sale.

Deferred Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized over the term of the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

Derivative Instruments: The Company enters into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to the acquisition of vessels and on certain loan obligations. The Company also enters into interest rate derivatives to create economic hedges for its exposure to interest rate risk of its loan obligations (see also Notes 7 and 13). When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in the consolidated statements of income. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in the consolidated statements of income. For the years ended December 31, 2009, 2010 and 2011, no derivatives were accounted for as accounting hedges.

Financial Instruments: Over-the-counter foreign exchange forward contracts and interest rate derivatives are recorded at fair value. Other financial instruments, including cash equivalents and debt are recorded at amortized cost.

(a) Interest rate risk: The Company's interest rates and long-term loan repayment terms are described in Note 7.The Company manages its interest rate risk by entering into interest rate derivative instruments which are described in Note 13.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

(c) Fair value measurement: In accordance with the requirements of accounting guidance relating to Fair Value Measurement, the Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Accounting for Revenues and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered under time charter, where a contract is entered into for the use of a vessel for a specific voyage or a specific period of time and at a specified daily charter rate. Time charter revenues are recognized as earned on the straight-line basis over the term of the charter as service is provided. Revenues from time charter may also include ballast bonus, which is an amount paid by the charterer for repositioning the vessel at the charterer's disposal (delivery point), which is recognized as revenue over the term of the charter, and other miscellaneous revenues from vessel operations. Expenses relating to the Company's time charters are vessel operating expenses and certain voyage expenses, which are paid by the Company and recognized as incurred. Vessel operating expenses that are paid by the Company include costs for crewing, insurance, lubricants, spare parts, provisions, stores, repairs, maintenance, statutory and classification expense, drydocking, intermediate and special surveys and other minor miscellaneous expenses. Voyage expenses which are also recognized as incurred and paid by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance, bunkers during ballast period and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses (e.g., port expenses, agents' fees, canal dues, extra war risks insurance and any other expenses related to the cargo).

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes: (i) revenue received prior to the balance sheet date relating to services to be rendered after the balance sheet date and (ii) deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Accrued revenue results from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of income.

Pension and Retirement Benefit Obligations—Crew: The Subsidiaries included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post-retirement benefits.

Taxes: Entities within the group that are incorporated under the laws of either the Republic of Liberia or the Republic of The Marshall Islands are not subject to Liberian or Marshall Islands income taxes. However, each vessel-owning Subsidiary is subject to registration and tonnage taxes under the laws of the Republic of Cyprus or the Republic of The Marshall Islands depending on where each Company's vessel is registered, which is not an income tax. These registration and tonnage taxes are recorded within Vessel Operating Expenses in the accompanying consolidated statements of income.

Furthermore, the Subsidiaries are subject to a 4% United States federal tax in respect of its U.S. source shipping income (imposed on gross income without the allowance for any deductions) as they do not meet the requirements for an exemption from such tax provided by Section 883 of the U.S. Internal Revenue Code of 1986. As a result, the Subsidiaries file U.S. federal tax returns and pay the relevant U.S. federal tax on their U.S. source shipping income, which is not an income tax. Such taxes have been recorded within Voyage expenses in the accompanying consolidated statements of income. In many cases, these taxes are recovered from the charterers; such amounts recovered are recorded within Revenues in the accompanying consolidated statements of income.

Dividends: Dividends are recorded in the period in which they are approved by the Company's Board of Directors.

Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenue and not by the type of vessel or vessel employment for its customers. The Company's vessels have similar operating and economic characteristics. As a result, management, including the chief operating decision makers, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Recent Accounting Pronouncements: On May 12, 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-04 “Fair Value Measurement and Disclosures to Fair Value Measurement” 2011-04. This update expands ASC 820's (“Fair Value Measurement”) existing disclosure requirements for fair value measurements and makes other amendments which could change how the fair value measurement guidance in ASC 820 is applied. This new guidance is effective prospectively for interim and annual periods beginning after December 15, 2011. The adoption of this pronouncement is not expected to have a material impact on the Company's consolidated financial position and results of operations.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Related Party Transactions Disclosure

3. Transactions with Related Parties

Safety Management Overseas S.A., Panama (the “Manager”): On May 29, 2008, Safe Bulkers signed a management agreement (the “Management Agreement”) with Safety Management, a related party that is controlled by Polys Hajioannou. Under such Management Agreement, each vessel-owning Subsidiary has entered into, or in the case of vessels not yet delivered, will enter into, a management agreement with the Manager (the “Shipmanagement Agreements”). Under these Shipmanagement Agreements, chartering, operations, technical and accounting services are provided to the vessels by the Manager. In accordance with the Management Agreement and the Shipmanagement Agreements, the Manager receives a fixed fee of $0.575 per day plus, 1.25% on gross freight, charter hire, ballast bonus and demurrage from each of the vessel-owning companies in exchange for these management services. As of May 29, 2010, pursuant to an agreement between us and our Manager, the fee on gross freight, charter hire, ballast bonus and demurrage was readjusted to 1.25% from 1.0%. Effective from May 29, 2011, the Company and the Manager agreed to set the fixed fee to $0.700 per day. Under the Management Agreement, each of the Subsidiaries that are scheduled to own a newbuild has entered into or will enter into supervision agreements with the Manager (the “Supervision Agreements”). Under the Supervision Agreements, the Manager will provide on-site supervision services with respect to all newbuilds, and will receive a fee of $375, of which 50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild. Effective from May 29, 2011, the Company and the Manager agreed to set the fee for the on-site supervision services with respect to all newbuilds to $550 for any Supervision Agreements signed after May 29, 2011. In addition, under the Management Agreement, an amount equal to 1.0% of the contract price for the sale or acquisition (constructed or purchased) of each vessel is payable to the Manager with the exception of the acquisition of Eleni and Martine.

Management fees charged by the Manager for the years ended December 31, 2009, 2010 and 2011 amounted to $4,436, $4,880 and $6,026 respectively, and are recorded in the accompanying consolidated statements of income within General and Administrative Expenses (see Note 18). Commissions on the contract price of vessels sold, charged by the Manager during the years ended December 31, 2009, 2010 and 2011, amounted to $0, $330 and $0 respectively, and are recorded within Gain on sale of assets in the consolidated statements of income (see Note 20). Commissions on the contract price of vessels purchased, charged by the Manager during the years ended December 31, 2009, 2010 and 2011, amounted to $710, $1,840 and $1,348 respectively, and are included as part of the vessel cost. Supervision fees, charged by the Manager during the years ended December 31, 2009, 2010 and 2011, amounted to $750, $938 and $2,113, respectively, and are included as part of the vessel cost.

Vessels, Net	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4.        Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2010	418,443	(44,519)	373,924
Transfer from Advances for vessel acquisitions	186,924	—	186,924
Depreciation expense	—	(19,604)	(19,604)
Balance, December 31, 2010	$605,367	$(64,123)	$541,244
Transfer from Advances for vessel acquisitions	137,749	—	137,749
Depreciation expense	—	(23,637)	(23,637)
Balance, December 31, 2011	$743,116	$(87,760)	$655,356

Transfer from Advances for vessel acquisitions represents advances paid in respect of the acquisition of vessels, which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

•        During the year ended December 31, 2010: Kanaris, Panayiota K and Venus Heritage.

  During the year ended December 31, 2011: Venus History and Pelopidas.

Depreciation charges for the year ended December 31, 2010 include an amount of $69, which relates to the depreciation of minor movable equipment on board the vessels, which were capitalized up to December 31, 2007, and which are depreciated on a straight-line basis over five years. No depreciation charges for such equipment were incurred during the year ended December 31, 2011. Acquisitions of minor movable equipment on board the vessels subsequent to December 31, 2007 are expensed in the year incurred, due to the immaterial amounts involved.

As of December 31, 2011, vessels with a carrying value of $575,167 have been provided as collateral to secure the Company's bank loans as discussed in Note 7 and Note 10.

Advances for Vessel Acquistion and Vessel under Construction	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Advances For Assets Acquisition And Assets Under Construction [Text Block]

5. Advances for Vessel Acquisition and Vessels under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2010	93,520
Advances paid, including capitalized expenses and interest	192,418
Transferred to vessel cost	(186,924)
Balance, December 31, 2010	$99,014
Advances paid, including capitalized expenses and interest	161,042
Transferred to vessel cost	(137,749)
Balance, December 31, 2011	$122,307

Advances Paid for vessel acquisitions and vessels under construction relate to payments of installments that were due to the respective shipyard or third-party sellers and certain capitalized expenses. During 2010 and 2011 such payments were made for the following vessels:

•        During the year ended December 31, 2010: Kanaris, Panayiota K, Venus Heritage, Pelopidas, Venus History, Hull 616, Hull 617 and Hull 631; and

•        During the year ended December 31, 2011: Venus History, Pelopidas, Venus Horizon (ex. Hull 1594), Efrossini (ex. Hull 804), Hull 131, Hull 1659, Hull 1660 and Hull 2396.

Transfers to vessel cost relate to the delivery to the Company from the respective shipyard or third-party seller of the following vessels:

•        During the year ended December 31, 2010: Kanaris, Panayiota K and Venus Heritage.

•        During the year ended December 31, 2011: Venus History and Pelopidas.

Deferred Finace Charges, Net	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Deferred Finace Charges Net [Text Block]

6. Deferred Finance Charges, Net

Deferred finance charges are comprised of the following:
Balance, January 1, 2010	677
Additions	519
Write-off	(127)
Amortization expense	(139)
Balance, December 31, 2010	$930
Additions	5,949
Write-off	(60)
Amortization expense	(593)
Balance, December 31, 2011	$6,226

Bank Debt	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Debt Disclosure [Text Block]

7. Bank Debt

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2010	2011
Marathassa	February 2005	February 2017	$18,195	$16,565
Marinouki	March 2006	March 2018	29,229	27,695
Petra	January 2007	January 2019	32,671	24,971
Pemer	March 2007	March 2019	32,667	24,968
Pelea	June 2007	June 2019	37,987	31,987
Soffive	November 2007	November 2019	39,600	35,400
Kerasies	December 2007	December 2019	35,200	33,065
Marindou	January 2008	January 2018	34,500	28,500
Avstes	April 2008	April 2018	30,000	28,284
Staloudi	July 2008	July 2023	49,320	43,860
Eniaprohi	November 2008	November 2018	40,000	34,000
Eniadefhi	February 2009	February 2019	41,625	34,500
Maxdodeka	February 2010	February 2016	33,750	―
Maxpente	July 2010	January 2015	40,000	38,200
Maxdeka	August 2011	December 2022	―	37,496
Shikoku	October 2011	August 2023	―	44,800
Total			$494,744	$484,291

Current portion			$27,674	$18,486
Long-term portion			$467,070	$465,805

The above loans and credit facilities generally bear interest at LIBOR plus a margin, except for the Maxdeka and Shikoku loan facilities, under which a portion of the principal amounts bear interest at the Commercial Interest Reference Rate published by the Organization for Economic Co-operation and Development applicable on the date of signing of the relevant loan agreements. The above loans and credit facilities are generally repayable in semi-annual installments and a balloon payment at maturity except for the Maxdeka and Shikoku loan facilities, which are repayable in semi-annual installments. The fair value of the long term debt outstanding on December 31, 2011 amounted to $487,187.

As of December 31, 2011, an aggregate amount of $43,731 was available for drawing under certain of the above loans and reducing revolving credit facilities. The estimated minimum annual principal payments required to be made after December 31, 2011, based on the bank loan and credit facility agreements as amended, are as follows:

To December 31,
2012	.	$18,486
2013	.	23,588
2014	.	31,733
2015	.	66,216
2016	.	34,816
2017	and thereafter	309,452
Total	..	$484,291

Total interest incurred on long-term debt for the years ended December 31, 2009, 2010 and 2011 amounted to $10,399, $6,738, and $6,722, respectively, which includes interest capitalized of $58, $315 and $1,472 for the years ended December 31, 2009, 2010 and 2011, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years 2009, 2010 and 2011 was 2.137%% p.a., 1.394%% p.a., and 1.439%% p.a., respectively.

Certain of the above loans or credit facilities have a currency conversion option whereby the borrower may elect to convert the outstanding loan amount or any part thereof to certain currencies specified in each agreement, using the spot exchange rate applicable on the date of conversion. Specified currencies include Japanese Yen (“JPY”), Swiss Franc (“CHF”), Euro (“EUR”), Canadian dollar (“CAD”) or pound sterling (“GBP”), depending on the relevant agreement. In all the above loans or credit facilities with a currency conversion option, no consideration has been or will be paid by any of the borrowers to the respective lenders in connection with the conversion option since the parties did not ascribe value to the conversion option as the conversion options are always based on the market or spot rates at the time they are exercised. The exercise of the conversion option in any of the above loans or credit facilities results in a change in both the currency denomination of the loan and the basis of the interest rate (that is, a USD-denominated loan bears interest based on USD LIBOR and, upon conversion into a JPY-denominated loan, will bear interest based on JPY LIBOR). All other terms of the loans or credit facilities, including the margin (the interest rate spread over LIBOR) and the repayment terms, will remain the same upon exercise of the currency conversion option.

The Company considered the accounting guidance relating to Accounting for Derivative Instruments and Hedging Activities, and concluded that the conversion options are embedded derivatives that would require bifurcation and separate accounting because of the following:

(i)       The economic characteristics and risks of an instrument in which the underlying is both a foreign currency and interest rate are not clearly and closely related to the economic characteristics and risks of a debt host;

(ii)       The borrowing arrangement that embodies both the conversion option and the debt host is not remeasured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur; and

(iii)       A separate instrument with the same terms as the conversion option would be a derivative instrument subject to the requirements of this accounting guidance.

However, the Company believes that the conversion option under the borrowing arrangements has no fair value due to the fact that the conversion into a different currency, and, accordingly, into a corresponding LIBOR interest rate, will always be at the prevailing foreign currency exchange rate (spot rate) and prevailing interest rate at the time of the conversion. Furthermore, both the Company and the bank did not ascribe value to the currency conversion options as no consideration was sought by the bank and no value was paid by the Company, as noted above.

As of December 31, 2010 and 2011 all loans were denominated in US Dollars.

The foregoing loans and credit facilities are secured as follows:

•       First priority mortgages over the vessels owned by the respective borrowers;

•       First priority assignment of all insurances and earnings of the mortgaged vessels;

•       Second priority mortgage over the Maritsa as security for the Kerasies loan;

•       Second priority mortgage over the Pedhoulas Merchant as security for the Petra loan;

•       Second priority mortgage over the Pedhoulas Trader as security for the Pemer loan;

•       Second priority mortgage over the Eleni as security for the Marindou loan;

•       Second priority mortgage over the Eleni as security for the Pelea loan;

•       Cross corporate guarantees issued by each of Maxdodeka, Pelea, Avstes, Marindou, Eniaprohi and Eniadefhi as security for the credit facility of each guarantor; and

•       Corporate guarantee from Safe Bulkers.

The loan and credit facility agreements, as amended, contain debt covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the respective lender's prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements; the fair vessel value being determined according to the provisions of the individual loan or credit facility agreements with the relevant bank (the “Minimum Value Covenant”). The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied.

Six of the loan agreements require the respective borrower to maintain at all times a minimum balance of $150 in the vessel operating account. In one of the loan and credit facility agreements the borrower must maintain a cash collateral deposit of $2,000 with the lender.

In addition, the corporate guarantees, as amended, of Safe Bulkers include the following financial covenants:

•       its total consolidated liabilities divided by its total consolidated assets must not at any time exceed 70% or 80% as the case may be (“Consolidated Leverage Covenant”). The total consolidated assets are based on the fair market value of its vessels and the book values of all other assets, on an adjusted basis as set out in the relevant guarantee;

•       the ratio of its aggregate debt to EBITDA must not at any time exceed 5.5:1 on a trailing 12 months' basis (“EBITDA Covenant”);

•       its consolidated net worth (total consolidated assets less total consolidated liabilities) (“Consolidated Net Worth Covenant”) must not at any time be less than $150,000, $175,000 or $200,000 (as the case may be) with the relevant bank;

•       payment of dividends is subject to no event of default having occurred;

•       maintenance of minimum free liquidity of $500 is required on deposit with a relevant lender on a per vessel basis for five vessels; and

•       a minimum of 51% of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.

As of December 31, 2011, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.

Long-term Investment	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Long Term Investment [Text Block]

8. Long-term Investment

During the year ended December 31, 2009, the Company invested $50,000 in a five-year Floating Rate Note issued by HSBC Bank Middle East Limited, which is recorded in the consolidated balance sheet at amortized cost as the Company intends to hold the investment until its maturity on October 14, 2014. The Company receives interest on a quarterly basis, based on the three-month U.S. dollar LIBOR plus a margin of 1.5%. The fair market value of the Floating Rate Note as of December 31, 2011 was approximately $49,290 based on an indicative bid price from the relevant bank. Subject to certain conditions, the Company may borrow up to 80% of the Floating Rate Note amount.

Share Capital	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Share Capital

9. Share Capital

The Company was incorporated on December 11, 2007 with authorized share capital of 500 shares of common stock with a par value of $0.001 per share. On May 9, 2008, the Company's Articles of Incorporation were amended. Under the amended Articles of Incorporation, the Company's authorized capital stock consists of 200,000,000 shares of common stock with a par value of $0.001 per share, of which 54,500,000 shares were issued prior to the listing of the Company's common stock on the NYSE, which was completed on June 3, 2008, and 20,000,000 shares of preferred stock with a par value of $0.01 per share, none of which has been issued and is outstanding. In connection with the IPO process, Vorini Holdings sold 10,000,000 shares of common stock of the Company of a par value of $0.001 per share at a price of $19 per share. No proceeds were paid to the Company.

In March 2010, the Company successfully completed a public offering, whereby 10,350,000 shares of common stock of Safe Bulkers were issued and sold, and a private placement, whereby 1,000,000 shares of common stock of Safe Bulkers were issued and sold to Vorini Holdings. The net proceeds of the public offering and the private placement were $74,967, net of underwriting discount of $3,150 and offering expenses of $861.

In April 2011, the Company successfully completed a public offering, whereby 5,000,000 shares of common stock of Safe Bulkers were issued and sold. The net proceeds of the public offering were $39,637, net of underwriting discount of $2,100 and offering expenses of $263.

Pursuant to an arrangement approved by the Company's shareholders' and the corporate governance, nominating and compensation committee effective July 1, 2008, the audit committee chairman receives the equivalent of $15 every quarter, payable in arrears in the form of newly issued common stock of the Company as part compensation for services rendered as audit committee chairman. The number of shares to be issued is determined based on the closing price of the Company's common stock on the last trading day prior to the end of each quarter in which services were provided and are issued as soon as practicable following the end of the quarter. During the years ended December 31, 2010 and 2011, 7,644 shares and 7,705 shares, respectively, were issued to the audit committee chairman.

Pursuant to an arrangement approved by the Company's shareholders and the corporate governance, nominating and compensation committee, effective January 1, 2010, the independent directors of the Company other than the audit committee chairman each receive the equivalent of $7.5 every quarter, payable in arrears in the form of newly issued common stock of the Company as part compensation for services rendered as independent directors. The number of shares to be issued is determined as noted above. During the year ended December 31, 2010 and 2011, 5,932 shares and 7,704 shares, respectively were issued to the independent directors of the Company other than the audit committee chairman.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Commitments and Contingencies Disclosure

10. Commitments and Contingencies

(a) Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of December 31, 2011 the Company had commitments under six shipbuilding contracts and four MoAs for the acquisition of ten newbuilds. The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2012	$146,515	$4,349	$150,864
2013	37,026	1,180	38,206
2014	68,296	2,332	70,628
Total	$251,837	$7,861	$259,698

(b)       Credit facilities

i.        In November 2010, the Company concluded the documentation of a loan facility for up to $24,000, which will be used to refinance part of the purchase price paid for the acquisition by Maxdekatria of the vessel Panayiota K (the “Maxdekatria loan”). The Maxdekatria loan is available for drawing until June 30, 2012 and is repayable over eight years in 16 semi-annual consecutive installments commencing six months after the loan drawdown and a balloon payment payable with the final installment and will be secured by a first priority mortgage over the vessel Panayiota K and other usual maritime securities and a corporate guarantee by Safe Bulkers, which provides for the financial covenants described in Note 7.

ii.       In June 2011, the Company concluded the documentation for a loan facility for up to $52,800, which will be used refinance part of the purchase price paid for the acquisition by Eptaprohi of the vessel Pelopidas (the “Eptaprohi credit facility”). The Eptaprohi credit facility will be made available upon commencement of the long-term contracted employment of the vessel Pelopidas. The Eptaprohi credit facility is repayable over seven years in 14 semi-annual consecutive installments commencing six months after the loan drawdown and a balloon payment payable with the final installment and will be secured by a first priority mortgage over the vessel Pelopidas and other usual maritime securities and a corporate guarantee by Safe Bulkers, which provides for the financial covenants described in Note 7.

iii.       In May 2011, the Company concluded the documentation for a loan facility for up to $38,400, which will be used to finance part of the purchase price of Venus Horizon (ex. Hull 1594) (the “Maxenteka credit facility”). The Maxenteka credit facility will be made available upon delivery by the sellers of Venus Horizon (ex. Hull 1594). The Maxenteka credit facility is repayable over twelve years in 24 semi-annual consecutive installments commencing six months after delivery of the vessel by the sellers and will be secured by a first priority mortgage over Venus Horizon (ex. Hull 1594), a first priority mortgage over the vessel Venus Heritage, a first priority mortgage over the vessel Venus History and other usual maritime securities and a corporate guarantee by Safe Bulkers, which provides for the financial covenants described in Note 7.

iv.       In September 2011, the Company accepted a commitment letter from a bank for a loan facility for the lesser of $20,000, or 65% of the fair market value of Hull 616 which will be used to finance part of the purchase price of Hull 616 (the “Maxeikosi credit facility”). The Maxeikosi credit facility will be made available upon delivery by the shipyard of Hull 616. The Maxeikosi credit facility is repayable over two years in 4 semi-annual consecutive installments commencing six months after loan drawdown and a balloon payment payable with the final installment and will be secured by a first priority mortgage over Hull 616 and other usual maritime securities and a corporate guarantee by Safe Bulkers, which provides for the financial covenants described in Note 7. The documentation was executed in February 2012.

(c)       Other contingent liabilities

The Subsidiaries have not been involved in any legal proceedings that may have, or have had, a significant effect on their business, financial position, results of operations or liquidity, nor is the Company aware of any proceedings that are pending or threatened that may have a significant effect on its business, financial position, results of operations or liquidity. From time to time various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, shipyards, insurance providers and other claims relating to the operation of the Company's vessels. Management is not aware of any material claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A maximum of $1,000,000 of the liabilities associated with the individual vessel actions, mainly for sea pollution, is covered by P&I Club insurance.

Revenues	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Time Charter And Voyage Revenue [Text Block]

11. Revenues

Revenues are comprised of the following:
	Year Ended
	December 31,
	2009	2010	2011
Time charter revenue	$165,604	$157,663	$167,759
Ballast bonus	980	―	2,382
Other income	1,816	2,035	1,895
Total	$168,400	$159,698	$172,036

Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Vessel Operating Expenses [Text Block]

12. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:
	Year Ended
	December 31,
	2009	2010	2011
Crew wages and related costs	$10,055	$11,441	$13,196
Insurance	2,112	1,880	2,260
Repairs, maintenance and drydocking costs	994	1764	2,108
Spares, stores and provisions	2,845	3947	4,055
Lubricants	2,451	2808	3,059
Taxes	140	178	212
Miscellaneous	1,031	1,110	1,176
Total	$19,628	$23,128	$26,066

Fair Value of Financial Instruments and Derivative Instruments	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Fair Value of Financial Instruments and Derivative Instruments

13. Fair Value of Financial Instruments and Derivatives Instruments

Over-the-counter foreign exchange forward contracts and interest rate derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of period end. The fair values of the long-term debt and long-term investment (the floating rate note) are disclosed in Note 7 and 8, respectively.

Derivative instruments

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company from time to time may also enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to acquisition of vessels and on certain loan obligations or for trading purposes. Foreign exchange forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. As of December 31, 2010 and 2011, the Company had no outstanding derivative instruments relating to currency exchange contracts.

The Company's interest rate swaps and foreign exchange forward contracts did not qualify for hedge accounting. The Company marks to market the fair market value of the interest rate swaps and foreign exchange forward contracts at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of income. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of income are shown below:

Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2010	2011	2010	2011
Interest Rate	Derivative assets /Non Current assets	$4,485	—	—	—

Interest Rate	Derivative liabilities / Current liabilities	—	—	$6,802	$2,237

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	9,787	10,130

	Total Derivatives	$4,485	$—	$16,589	$12,367

	Amount of (Loss) Recognized on Derivatives
	Year ended December 31,
	2010	2011
Foreign Exchange Forward Contracts	$(198)	$(155)
Interest Rate Contracts	(7,966)	(12,336)
Net (Loss) Recognized	$(8,164)	$(12,491)

The gain or loss is recognized in the consolidated statement of income and is presented in Other (Expense)/Income – Loss on Derivatives.

The Company's interest rate derivative instruments are pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The following table summarizes the valuation of the Company's financial instruments as of December 31, 2010 and 2011.

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2010	2011
Derivative instruments – asset position	$4,485	$	―
Derivative instruments – liability position	16,589		12,367

As of December 31, 2010 and 2011, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheet.

Interest Rate Derivatives

Details of interest rate swap transactions entered into with certain banks in respect of certain loans and credit facilities as of December 31, 2010 and 2011 are presented in the table below:

				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility			Rate	2010	2011
Marindou (1)	January 14, 2008	January 14, 2013	3.9500%	$28,000	$27,253
Petra (1)	February 19, 2008	January 18, 2013	2.8850%	32,671	30,471
Pemer (1)	March 07, 2008	March 07, 2013	2.7450%	32,668	30,468
Marinouki (1)	March 19, 2008	March 05, 2013	2.7300%	29,229	27,695
Avstes (1)	April 25, 2008	April 18, 2013	3.8900%	29,000	27,342
Pelea (1)	December 15, 2008	December 15, 2011	3.7000%	36,000	—
Soffive (1)	November 20, 2008	November 20, 2011	3.5500%	39,600	—
Eniaprohi (1)	November 13, 2008	November 14, 2011	3.1500%	40,000	—
Staloudi (1)	January 07, 2009	January 07, 2012	3.3850%	49,320	45,680
Eniadefhi (1)	April 01, 2009	February 12, 2014	3.3500%	40,000	39,375
Marathassa (2)	November 23, 2009	November 23, 2012	1.6500%	18,195	16,565
Maxdodeka (2)	February 01, 2010	February 01, 2013	3.9100%	33,750	32,250
Kerasies (2)	December 14, 2010	December 14, 2015	1.6500%	35,200	33,066
Maxpente (2)	January 31, 2011	January 31, 2015	1.2200%	39,100	38,200
Eniaprohi (2)	November 14, 2011	November 14, 2014	1.4000%	37,776	37,776
Soffive (2)	November 20, 2011	November 20, 2014	1.3500%	37,200	37,200
Pelea (2)	December 15, 2011	December 15, 2016	2.0500%	36,461	36,461
Marathassa (2)	November 23, 2012	November 21, 2015	1.9500%	—	14,935
Staloudi (2)	January 09, 2012	January 07, 2015	1.4500%	43,860	43,860
Marindou (2)	January 14, 2013	January 16, 2018	1.6000%	—	28,500
Total				$638,030	$547,097

(1)       Under these swap transactions, the bank effects semiannual floating-rate payments to the Company for the relevant amount based on the six-month U.S. dollar LIBOR, and the Company effects semiannual payments to the bank on the relevant amount at the respective fixed rates.

(2)       Under these swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month U.S. dollar LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.

The notional amounts of the above transactions are reduced during the term of the swap transactions based on the expected principal outstanding under the respective facility. In the Petra, Pemer and Marinouki transactions, the respective bank has the right to cancel each swap on January 18, 2011, March 5, 2011 and March 7, 2011, respectively, and at six-month intervals thereafter, which cancellation rights have not been exercised to date.

Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Accrued Liabilities [Text Block]

14. Accrued Liabilities

Accrued liabilities are comprised of the following:
	December 31,
	2010	2011
Interest on long-term debt	$1,014	$1,214
Vessels’ operating and voyage expenses	1,245	1,365
Commissions	35	65
Interest on derivatives and other finance expenses	3,345	3,571
General and administrative expenses	264	341
Total	$5,903	$6,556

Early Redelivery Income, Net	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Gain Loss On Contract Termination [Text Block]

15. Early Redelivery Income, Net

From time to time, the Company enters into arrangements for early redelivery of its vessels from charterers and may continue to do so in the future, depending on market conditions. Early redelivery costs are incurred where the contracted daily fixed charter rates are substantially lower than the daily charter rates the vessels could potentially earn in the current market. Income is recognized in connection with early termination of a period time charter, resulting from a request of the respective vessel charterers for early redelivery and agreement to compensate the Company. Early redelivery costs for the periods presented represent costs incurred in connection with early termination of charters for which no replacement charter contract for the relevant vessel has been secured at the time of concluding the charter termination agreement, and are recognized at the time the charter termination agreement is concluded. Early redelivery income is recognized when a charter termination agreement exists, the vessel is redelivered to the Company and collection of the related compensation is reasonably assured.

			Year Ended
			December 31,
Company		Date	2009	2010	2011
Efragel	(a)	March 15, 2009	$29,096	—	—
Kerasies	(b)	June 26, 2009	22,331	—	—
Marindou	(c)	June 28, 2009	20,046	—	—
Pelea	(d)	July 19, 2009	2,653	—	—
Kerasies	(e)	March 25, 2010	—	$(1,520)	—
Pemer	(f)	April 13, 2010	—	3,581	—
Pelea	(g)	April 28, 2010	—	(1,765)	—
Other minor early redeliveries		Various	825	(164)	$207
Total			$74,951	$132	$207

Details of the transactions presented in the above table are as follows:

(a) On March 15, 2009, Efragel took early redelivery of the Old Efrossini, instead of on January 8, 2011. The respective charterer paid cash compensation of $25,480, net of commissions. An amount of $3,616 representing the unearned revenue from the terminated period time charter contract was recorded as additional early redelivery income.

(b) On June 26, 2009, Kerasies took early redelivery of the Katerina, instead of on November 26, 2010. The respective charterer paid cash compensation of $21,463, net of commissions. An amount of $868 representing the unearned revenue from the terminated period time charter contract was recorded as additional early redelivery income.

(c) On June 28, 2009, Marindou took early redelivery of the Maria, instead of on January 2, 2011. The respective charterer paid cash compensation of $15,516, net of commissions. An amount of $4,530 representing the unearned revenue from the terminated period time charter contract was recorded as additional early redelivery income.

(d) On July 19, 2009, Pelea took early redelivery of the Pedhoulas Leader, instead of on November 22, 2009. The respective charterer paid cash compensation of $2,653, net of commissions.

(e) On March 25, 2010, Kerasies agreed with the charterers of the Katerina to terminate the $15.5 daily fixed rate time charter which had commenced on June 26, 2009, and was due to expire by September 15, 2011. As compensation for early redelivery, Kerasies agreed to pay the charterers $1,520, net of commissions.

(f) On April 13, 2010, Pemer took early redelivery of the Pedhoulas Merchant, instead of on November 5, 2010. In connection with this early redelivery, we recognized early redelivery income of $3,581, comprising cash compensation paid by the relevant charterer of $4,799, net of commissions, less accrued revenue of $1,218.

(g) On April 28, 2010, Pelea agreed with the charterers of the Pedhoulas Leader to terminate the $18.50 daily fixed rate time charter which had commenced on July 19, 2009, and was due to expire by September 30, 2011. As compensation for early redelivery, Pelea agreed to pay the charterers an amount of $1,765, net of commissions.

In all the cases presented above, no replacement charter contract had been secured at the time of the conclusion of the respective early redelivery agreement.

Loss on Asset Purchase Cancellations	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Loss On Asset Purchase Cancellations [Text Block]

16. Loss on Asset Purchase Cancellations

In April 2009, each of Maxdeka and Maxenteka signed an agreement with a third party seller, whereby each agreed to cancel its contract for the acquisition of Hull 2054 and Hull 2055, respectively, and each agreed to forfeit the advance deposit paid of $7,212 per newbuild.

In June 2009, Maxpente entered into an agreement pursuant to which the shipbuilding contract for the acquisition of Hull 1075 was canceled, at a cancellation cost of $5,950, excluding commissions, which was forfeited from an advance payment. The remaining balance of the advance payment of $10,050 was used to settle the second advance payment for the acquisition of Pelopidas.

Loss on asset purchase cancellations during the year ended December 31, 2009 represents losses incurred on cancellation of the contracts discussed above, consisting of advances forfeited totaling $20,395 plus expenses net of interest earned of $304 related to the cancellations, and comprise the following:

•       Loss on cancellation of acquisition of Hull 2054 of $6,849, net of interest earned on the advance deposits;

•       Loss on cancellation of acquisition of Hull 2055 of $6,850, net of interest earned on the advance deposits; and

•       Loss on cancellation of acquisition of Hull 1075 of $7,000, inclusive of brokerage commissions, of which $5,950 represented the forfeiture of advance deposits.

No cancellations were concluded during the years ended December 31, 2010 and 2011.

Lease Arrangements- Charters-out	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Lease Arrangements Charters Out [Text Block]

17. Lease Arrangements—Charters-out

The future minimum time charter revenue, net of commissions, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2011, is as follows:

December 31,
2012	$136,001
2013	134,169
2014	70,057
2015	31,978
2016	22,958
Thereafter	202,361
Total	$597,524

Future minimum time charter revenue excludes the future acquisitions of the vessels discussed in Note 10, since estimated delivery dates are not confirmed. Revenues from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated off-hire time of 12 days to perform any scheduled drydocking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although such estimate may not be be reflective of the actual off-hire in the future.

General and Administrative Expenses	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
General And Administrative Expenses [Text Block]

18. General and Administrative Expenses

General and administrative expenses for the years ended December 31, 2009, 2010 and 2011 were as follows:

	December 31,
	2009	2010	2011
Management fees - related party	$4,436	$4,880	$6,026
Professional fees (legal and accounting)	1,586	810	839
Director fees	180	240	240
Listing fees and expenses	69	63	58
Miscellaneous	775	1,025	1,326
Total	$7,046	$7,018	$8,489

Unearned Revenue/ Accrued Revenue	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Unearned Revenue Accrued Revenue [Text Block]

19. Unearned Revenue

Unearned Revenue represents cash received in advance of it being earned. Revenue is recognized as earned on a straight-line basis at their average rates where charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue during the periods presented is as follows:

	December 31,
	2010	2011
Unearned Revenue
Revenue received in advance of service provided – Current liability	$4,675	$4,131
Deferred revenue resulting from varying charter rates
Current liability	6,010	19,080
Non-current liability	31,399	17,821
Total Unearned Revenue	$42,084	$41,032

Gain on Sale of Assets	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Gain On Sale Of Assets [Text Block]

20. Gain on Sale of Assets

During the year ended December 31, 2010, the Company concluded the sale of the vessel Old Efrossini to an unrelated third party for gross consideration of $33,000. The sale realized a net gain of $15,199 after taking into account commissions and other directly related expenses amounting to $832 for the vessel.

No sales of vessels were concluded during the other periods presented.

Dividends	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Dividends [Text Block]	21. Dividends During 2011, the Company declared and paid four consecutive quarterly dividends of $0.15 per share, totaling $41,782.

Earnings per Share	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Earnings Per Share [Text Block]

22. Earnings Per Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year and includes the shares issuable to the audit committee chairman and the independent directors at the end of the year for services rendered. Diluted earnings per share are the same as basic earnings per share. There are no other potentially dilutive shares.

Subsequent events	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

23. Subsequent Events

(a) Dividend declaration: On February 14, 2012, the Board of Directors declared a dividend of $0.15 per common share, totaling $10,635, payable to all shareholders of record as of February 24, 2012, on February 29, 2012.

(b) Credit facility: In February 2012, the Company accepted a commitment letter from a bank for a reducing revolving credit facility for up to $18,000, which will be used to finance part of the purchase price of Hull 631 (the “Maxeikositria credit facility”). The Maxeikositria credit facility will be made available upon delivery by the shipyard of Hull 631. The Maxeikositria credit facility is repayable over seven years in 14 semi-annual consecutive installments commencing six months after loan drawdown and a balloon payment payable with the final installment and will be secured by a first priority mortgage over Hull 631 and other usual maritime securities and a corporate guarantee by Safe Bulkers, which provides for the financial covenants described in Note 7.

(c) Shipbuilding contract: In February 2012, Shikokuepta entered into a shipbuilding contract for the acquisition of a Post-Panamax class newbuild vessel, scheduled to be delivered in the second half of 2014.